Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 124,014	$ 68,509
Short-term investments	34,671	134,815
Accounts receivable, net	35,619	32,980
Inventories	59,387	49,215
Prepaid expenses and other current assets	4,530	5,700
Total current assets	258,221	291,219
Restricted cash	3,329	3,329
Property and equipment, net	8,133	13,273
Operating lease right-of-use assets	3,940	5,375
Other assets	2,172	605
Total assets	275,795	313,801
Current liabilities:
Accounts payable	3,862	5,827
Accrued compensation and related benefits	16,821	19,005
Accrued expenses and other current liabilities	8,205	13,459
Accrued warranty liability	1,938	3,712
Deferred revenue, current	12,753	11,727
Operating lease liabilities, current	1,799	1,593
Total current liabilities	45,378	55,323
Accrued interest	2,695	896
Deferred revenue	844	101
Operating lease liabilities, noncurrent	2,684	4,482
Term loan	197,375	130,113
Total liabilities	248,976	190,915
Commitments and contingencies (Note 6)
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000 shares authorized, and no shares issued and outstanding as of December 31, 2024 and 2023	0	0
Common stock, $0.001 par value; 300,000 shares authorized as of December 31, 2024 and 2023; 52,944 and 50,317 shares issued and outstanding as of December 31, 2024 and 2023, respectively	53	50
Additional paid-in capital	1,116,447	1,084,515
Accumulated other comprehensive income	42	68
Accumulated deficit	(1,089,723)	(961,747)
Total stockholders' equity	26,819	122,886
Total liabilities and stockholders' equity	$ 275,795	$ 313,801